Financial Instruments with Off-Balance Sheet Risk (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Financial Instruments with off-Balance Sheet Risk [Abstract]
Maximum undiscounted exposure	$ 1,602,000
Underlying collateral upon liquidation	$ 5,168,000